Summary of Significant Accounting Policies - calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended					6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Allocation of net income	$ (5,221,964)				$ (8,879,568)			$ (28,261,826)	$ (27,826,928)	$ (35,526,870)	$ (66,557,122)	$ (49,418,224)
Denominator:
Basic	10,011,105				9,842,537			9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Diluted	10,011,105				9,842,537			9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Basic net loss per common share	$ (0.52)				$ (0.90)			$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Diluted net loss per common share	$ (0.52)				$ (0.90)			$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Class A Common Stock
Denominator:
Diluted	25,875,000					25,875,000		25,875,000
Diluted net loss per common share	$ 0.19	$ (0.19)	$ 0.14					$ 0.14
Class A Common Stock | Seven Oaks Acquisition Corp
Numerator:
Allocation of net income	$ 4,825,213			$ (1,521,695)				$ 3,531,262
Denominator:
Basic	25,875,000	25,875,000	25,875,000	3,234,375		25,875,000	3,234,375	25,875,000
Diluted			25,875,000	3,234,375			3,234,375
Basic net loss per common share	$ 0.19	$ (0.19)	$ 0.14	$ (0.47)		$ (0.05)	$ (0.47)	$ 0.14
Diluted net loss per common share				$ (0.47)			$ (0.47)
Class A Common Stock Subject to Redemption | Seven Oaks Acquisition Corp
Denominator:
Basic				3,234,375
Diluted				3,234,375
Basic net loss per common share				$ (0.47)
Diluted net loss per common share				$ (0.47)
Class A Common Stock Not Subject to Redemption | Seven Oaks Acquisition Corp
Denominator:
Basic				5,730,469
Diluted				5,730,469
Basic net loss per common share				$ (0.47)
Diluted net loss per common share				$ (0.47)
Class B Common Stock
Denominator:
Diluted	6,468,750					6,468,750		6,468,750
Diluted net loss per common share	$ 0.19	$ (0.19)	$ 0.14			$ (0.05)		$ 0.14
Class B Common Stock | Seven Oaks Acquisition Corp
Numerator:
Allocation of net income	$ 1,206,303			$ (2,696,047)				$ 882,816
Denominator:
Basic	6,468,750	6,468,750	6,468,750			6,468,750	5,730,469	6,468,750
Diluted				5,730,469			5,730,469
Basic net loss per common share	$ 0.19	$ (0.19)	$ 0.14	$ (0.47)		$ (0.05)	$ (0.47)	$ 0.14
Diluted net loss per common share				$ (0.47)			$ (0.47)